SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) (USD $)	Sep. 30, 2014	Sep. 30, 2013
Capital Requirements on Foreign Financial Institutions [Line Items]
Foreign Financial Institutions, Actual Deposits	$ 4,161,763	$ 6,128,632
Singapore [Member]
Capital Requirements on Foreign Financial Institutions [Line Items]
Foreign Financial Institutions, Actual Deposits	1,608,556	2,117,562
PRC [Member]
Capital Requirements on Foreign Financial Institutions [Line Items]
Foreign Financial Institutions, Actual Deposits	$ 2,553,207	$ 4,011,070